Investments in Associates and Joint Ventures - Summary of Reconciliation of Carrying Amount of Interests in the Associates and Joint Ventures (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
K Bank Inc. [member]
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Percentage of non-voting convertible stock are excluded	8.80%	8.00%